Property and Equipment (Details) - Schedule of property and equipment - Previously Reported [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 1,890,272	$ 430,243
Less: Accumulated depreciation	(194,961)	(31,740)
Property and equipment, net	1,695,311	398,503
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	135,804	42,601
Equipment and machinery [Member]
Property, Plant and Equipment [Line Items]
Total	836,622	171,179
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total	53,725	2,613
Trucks and other vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	$ 864,121	$ 213,850